NORTHERN INTERNATIONAL EQUITY INDEX FUND
INTERNATIONAL EQUITY INDEX FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the MSCI EAFE® Index.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -		NORTHERN INTERNATIONAL EQUITY INDEX FUND
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none
Redemption Fee (as a percentage of amount redeemed, if applicable)	[1]	2.00%
[1]	within 30 days of purchase

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		NORTHERN INTERNATIONAL EQUITY INDEX FUND
Management Fees		0.25%
Distribution (12b-1) Fees		none
Other Expenses		0.37%
Administration Fees		0.15%
Transfer Agency Fees		0.10%
Other Operating Expenses		0.12%
Total Annual Fund Operating Expenses		0.62%
Expense Reimbursement	[1]	(0.17%)
Total Annual Fund Operating Expenses After Expense Reimbursement		0.45%
[1]	Northern Trust Investments, Inc. ("NTI" or the "Investment Adviser") has contractually agreed to reimburse certain expenses of the Fund. Reimbursed amounts are charged first against "Management Fees" and then, if necessary, against "Other Expenses" to the extent they exceed "Management Fees." The contractual reimbursement arrangement is expected to continue until at least July 31, 2012. After this date, NTI or the Fund may terminate the contractual arrangement. The Fund's Board of Trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
NORTHERN INTERNATIONAL EQUITY INDEX FUND	46	181	329	758

PORTFOLIO TURNOVER.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8.41% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest substantially all (and at least 80%) of its net assets in the equity securities included in the MSCI EAFE Index, in weightings that approximate the relative composition of the securities contained in the MSCI EAFE Index, and in MSCI EAFE Index futures approved by the Commodity Futures Trading Commission.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. As of May 30, 2011, the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the MSCI EAFE Index by using computer programs and statistical procedures. The investment management team will buy and sell securities in response to changes in the MSCI EAFE Index. Because the Fund will have fees and transaction expenses (while the MSCI EAFE Index has none), returns are likely to be below those of the MSCI EAFE Index.

Because the proportion of assets allocated to each country will approximate the relative country weights in the MSCI EAFE Index, more than 25% of the Fund's assets may be invested in a single country (such as the United Kingdom and Japan). This may make the Fund's performance more dependent upon the performance of a single country than if the Fund allocated its assets among issuers in a larger number of countries.

The Investment Adviser expects that, under normal circumstances, the quarterly performance of the Fund, before expenses, will track the performance of the MSCI EAFE Index within a 0.95 correlation coefficient.

Morgan Stanley Capital International ("MSCI") does not endorse any of the securities in the MSCI EAFE Index. It is not a sponsor of the International Equity Index Fund and is not affiliated with the Fund in any way.

PRINCIPAL RISKS

MARKET RISK is the risk that the value of equity securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

TRACKING RISK is the risk that the Fund's performance may vary substantially from the performance of the benchmark index it tracks as a result of share purchases and redemptions, transaction costs, expenses and other factors.

FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund's investments to decline. To the extent that the Fund's assets are concentrated in a single country or geographic region, the Fund will be subject to the risks associated with that particular country or region.

CURRENCY RISK is the risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund's investments and its returns. Because the Fund's net asset value ("NAV") is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund's holdings appreciates.

As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

FUND PERFORMANCE

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.

The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available and may be obtained on the Fund's Web site at www.northernfunds.com or by calling 800-595-9111.

CALENDAR YEAR TOTAL RETURN*

* Year to date total return for the six months ended June 30, 2011 is 5.41%. For the periods shown in the bar chart above, the highest quarterly return was 25.37% in the second quarter of 2009, and the lowest quarterly return was (20.19)% in the fourth quarter of 2008.

AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2010)
Average Annual Total Returns -	Inception Date	1-Year	5-Year	Since Inception
NORTHERN INTERNATIONAL EQUITY INDEX FUND	Mar. 22, 2005	7.59%	2.10%	3.74%
NORTHERN INTERNATIONAL EQUITY INDEX FUND Return after taxes on distributions		7.25%	1.56%	3.23%
NORTHERN INTERNATIONAL EQUITY INDEX FUND Return after taxes on distributions and sale of Fund shares		5.32%	1.70%	3.12%
NORTHERN INTERNATIONAL EQUITY INDEX FUND MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)		7.75%	2.46%	4.08%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns After Taxes on Distributions and Sale of Fund Shares to be greater than the Returns After Taxes on Distributions or even the Returns Before Taxes.